Credit Risk - Disclosure of Segments Exposure by Gross and Net Credit Exposure (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Exposure	£ 300,969	£ 312,830
Stage 3
Disclosure of credit risk exposure [line items]
Exposure	3,080	2,735
Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	745	572
Collateral	218	199
Net exposure	527	373
Stage 3 | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Exposure	627	513
Collateral	190	169
Net exposure	437	344
Stage 3 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Exposure	118	59
Collateral	28	30
Net exposure	£ 90	£ 29